CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,439,269	$ 3,277,891	$ 6,432,947
Marketable equity securities, available for sale	2,229	2,229	2,229
Inventories, net	0	0
Accounts receivable, net		0	399,413
Licensed content, current	787,770	681,457	150,325
Prepaid expense	392,075	412,669	438,712
Loan receivable from related party	0	0	316,660
Amount due from shareholders	0	0	414,743
Amount due from noncontrolling interest	0	0	1,572,699
Other current assets	124,954	135,486	338,031
Current assets of discontinued operations	1,082,568	1,498,852	1,502,711
Total current assets	3,828,865	6,008,584	11,568,470
Property and equipment, net	669,384	729,763	952,317
Licensed content, noncurrent	339,032	530,367	450,975
Intangible assets, net	3,194,511	3,416,858	5,838,856
Goodwill	6,105,478	6,105,478	6,105,478
Investment in unconsolidated entities	655,662	655,834	582,652
Other assets	0	0	101,031
Non-current assets of discontinued operations	4,936,951	5,011,161	5,457,625
Total assets	19,729,883	22,458,045	31,057,404
Current liabilities:
Accounts payable	1,452,261	885,366	2,028,894
Accrued expenses and liabilities	1,006,850	953,134	711,322
Deferred revenue	0	0	86,008
Payable to Jinan Parent	0	0
Deferred license fees, current	678,372	0
Other current liabilities	678,327	708,367	515,789
Contingent purchase consideration liability, current	389,452	368,628	1,091,571
Convertible promissory note	3,000,000	3,000,000	0
Warrant liabilities	903,785	878,380	0
Current liabilities of discontinued operations	4,934,335	5,197,450	3,361,624
Total current liabilities	13,043,382	11,991,325	7,795,208
Other long-term payable	0	0	76,670
Deferred license fees, noncurrent	0	460,547	0
Contingent purchase consideration liability	389,452	368,628	2,267,518
Deferred tax and uncertain tax position liabilities	205,935	237,075	743,051
Non-current liabilities of discontinued operations	62,103	68,774	67,565
Total liabilities	13,700,872	13,126,349	10,950,012
Commitments and Contingencies	0	0	0
Equity:
Common stock, $.001 par value; 1,500,000,000 shares authorized, and 14,819,691 and 13,742,394 issued at March 31, 2013 and December 31, 2012, respectively	14,820	13,742	10,467
Additional paid-in capital	65,962,090	62,388,502	54,505,825
Accumulated deficit	(62,186,429)	(58,841,664)	(43,704,225)
Accumulated other comprehensive income	623,693	604,632	468,471
Total YOU On Demand equity	4,414,174	4,165,212	11,280,538
Noncontrolling interests	(275,026)	53,046	3,614,501
Total equity	4,139,148	4,218,258	14,895,039
Total liabilities and equity	19,729,883	22,458,045	31,057,404
Series A [Member]
Convertible reedeemable preferred stock, $.001 par value; 50,000,000 shares authorized
Preferred Stock	1,261,995	1,261,995	1,261,995
Series B [Member]
Convertible reedeemable preferred stock, $.001 par value; 50,000,000 shares authorized
Preferred Stock	0	3,223,575	3,950,358
Series C [Member]
Convertible reedeemable preferred stock, $.001 par value; 50,000,000 shares authorized
Preferred Stock	$ 627,868	$ 627,868	$ 0